SEGMENTS (Tables)	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Schedule of Results of Operations by Reportable Segment

The following table presents the Company’s results of operations by reportable segment for the nine months ended September 30, 2020 (amounts in millions):

	Industrial Equipment	Construction Equipment	Corporate	Total
New and used equipment sales	$152.7	$122.5	$—	$275.2
Parts sales	43.7	48.6	—	92.3
Service revenue	61.8	32.3	—	94.1
Rental revenue	34.2	49.2	—	83.4
Rental equipment sales	12.3	35.9	—	48.2

Total revenue	$304.7	$288.5	$—	$593.2

Interest expense	4.3	7.8	5.6	17.7
Depreciation and amortization	17.0	34.6	—	51.6
Net income (loss)	$7.9	$(14.8)	$(13.9)	$(20.8)

The following table presents the Company’s results of operations by reportable segment for the three months ended September 30, 2020 (amounts in millions):

	Industrial Equipment	Construction Equipment	Corporate	Total
New and used equipment sales	$58.7	$39.2	$—	$97.9
Parts sales	16.7	18.8	—	35.5
Service revenue	23.4	12.1	—	35.5
Rental revenue	12.2	20.0	—	32.2
Rental equipment sales	4.0	15.5	—	19.5

Total revenue	$115.0	$105.6	$—	$220.6

Interest expense	1.4	2.7	2.0	6.1
Depreciation and amortization	6.4	14.6	—	21.0
Net income (loss)	$2.8	$(8.6)	6.1	$0.3

The following table presents the Company’s results of operations by reportable segment for the nine months ended September 30, 2019 (amounts in millions):

	Industrial Equipment	Construction Equipment	Corporate	Total
New and used equipment sales	$98.3	$68.8	$—	$167.1
Parts sales	35.7	24.3	—	60.0
Service revenue	48.4	18.8	—	67.2
Rental revenue	26.9	40.0	—	66.9
Rental equipment sales	2.5	24.3	—	26.8

Total revenue	$211.8	$176.2	$—	$388.0

Interest expense	3.3	6.0	5.8	15.1
Depreciation and amortization	11.6	23.1	—	34.7
Net income (loss)	$8.0	$(2.3)	$(35.3)	$(29.6)

The following table presents the Company’s results of operations by reportable segment for the three months ended September 30, 2019 (amounts in millions):

	Industrial Equipment	Construction Equipment	Corporate	Total
New and used equipment sales	$41.5	$19.6	$—	$61.1
Parts sales	14.3	8.6	—	22.9
Service revenue	20.2	7.1	—	27.3
Rental revenue	12.0	15.8	—	27.8
Rental equipment sales	0.7	10.0	—	10.7

Total revenue	$88.7	$61.1	$—	$149.8

Interest expense	1.3	2.1	2.2	5.6
Depreciation and amortization	4.9	9.3	—	14.2
Net income (loss)	$4.9	$(1.4)	(30.9)	$(27.4)

Summary of Identified Assets by Reportable Segment

The following table presents the Company’s identified assets by reportable segment for the period ending September 30, 2020 and December 31, 2019 (amounts in millions):

	September 30, 2020	December 31, 2019
Segment assets:
Industrial equipment	$257.9	$207.5
Construction equipment	441.1	246.0
Corporate	0.8	0.7

Total assets	$699.8	$454.2